INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017		Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 8,503	$ 7,703		$ 26,112	$ 23,662		$ 32,754
Cost of revenues	(7,530)	(7,735)		(24,118)	(23,075)		(31,427)
Gross profit (loss)	973	(32)		1,994	587		1,327
Operating expenses:
Research and development		(3)		(1)	(38)		(41)
Selling, general and administrative	(1,280)	(1,166)		(3,648)	(3,399)		(4,704)
Operating loss	(307)	(1,201)		(1,655)	(2,850)		(3,418)
Financial expenses, net	(132)	(3)		(264)	(220)		(298)
Other income, net					15		15
Loss before taxes on income	(439)	(1,204)		(1,919)	(3,055)		(3,701)
Taxes on income	(24)	(2)		(57)	(52)		(74)
Loss	(463)	(1,206)		(1,976)	(3,107)		(3,775)
Other comprehensive income (loss):
Foreign currency translation adjustments	20	(60)		(117)	534		600
Total comprehensive loss	$ (443)	$ (1,266)		$ (2,093)	$ (2,573)		$ (3,175)
Basic and diluted loss per Ordinary share attributable to Eltek Ltd. shareholders	$ (0.23)	$ (0.59)	[1]	$ (0.97)	$ (1.53)	[1]	$ (1.58) [1]
Weighted average number of Ordinary shares used to compute basic and diluted loss per Ordinary share attributable to Eltek Ltd. Shareholders	2,028,552	2,028,552		2,028,552	2,028,552		2,028,552

[1]	Adjusted to reflect reverse split of shares.